OTHER EQUITY INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Oct. 19, 2018 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 27, 2015 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER EQUITY INSTRUMENTS
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs							$ 289,143	¥ 1,988,000		¥ 3,513,068
Repayments of borrowings in principal and interest							$ 10,260,568	¥ 70,546,537	¥ 78,866,459	¥ 48,659,566
2015 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount						¥ 2,000,000
Interest rate (as a percent)						5.50%
Proceeds from Medium-term Notes						¥ 2,000,000
Initial spread (as a percent)						2.61%
2015 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)						3.00%
Margin rate term (in years)						5 years
2018 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount			¥ 2,000,000
Interest rate (as a percent)			5.10%
Proceeds from Medium-term Notes			¥ 2,000,000
Initial spread (as a percent)			2.61%
2018 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)			5.00%
Margin rate term (in years)			3 years
Chalco Hong Kong | 2013 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Repayments of borrowings in principal and interest	$ 373,000	¥ 2,592,000
Chalco Hong Kong | 2016 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $				$ 500,000
Interest rate (as a percent)				4.25%
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs				$ 498,000	¥ 3,374,000
Initial spread (as a percent)				2.931%
Margin rate (as a percent)				5.00%